Stock Options (Tables) - DeepGreen Metals Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stock Options (Tables) [Line Items]
Schedule of company estimated the realization of the vesting conditions
	Options Outstanding	Weighted average exercise price $	Aggregate Intrinsic value of stock options	Weighted average contractual life (years)
Outstanding – December 31, 2020	13,429,912	0.90	36,126,463	7.34
Granted	5,506,303	2.44
Expired	(44,000)	0.45
Cancelled/Forfeited	(50,000)	0.75
Exercised	(3,446,821)	0.74
Outstanding – June 30, 2021	15,395,394	1.39	101,561,190	6.85
Vested and expected to Vest – June 30, 2021	15,395,394	1.39	101,561,190	6.85
Vested and exercisable – June 30, 2021	13,495,394	0.93	95,473,684	6.84

	Options Outstanding	Weighted average exercise price $	Aggregate Intrinsic value of stock options	Weighted average contractual life (years)
Outstanding – December 31, 2018	19,138,748	0.71	5,741,624	8.16
Cancelled	(1,362,500)	0.75
Forfeited	(350,000)	0.75
Granted	50,000	0.75
Exercised	(500,000)	0.70
Outstanding – December 31, 2019	16,976,248	0.70	49,231,119	7.28
Cancelled	(862,500)	0.75
Forfeited	(1,725,000)	0.75
Expired	(100,000)	0.35
Granted	1,391,164	2.31
Exercised	(2,250,000)	0.41
Outstanding – December 31, 2020	13,429,912	0.90	36,126,463	7.34
Vested and expected to Vest – December 31, 2020	13,429,912	0.90	36,126,463	7.34
Vested and exercisable – December 31, 2020	12,575,162	0.84	34,833,199	7.33

Schedule of company’s stock options outstanding
Expiry Date	Exercise price		Weighted average life to expiry (years)	Options Outstanding	Options Exercisable
March 31, 2024		$0.75	2.75	63,748	63,748
December 31, 2025		$0.75	4.51	10,000	10,000
February 2, 2026		$0.75	4.60	50,000	50,000
February 17, 2026		$0.60	4.64	80,000	80,000
February 17, 2026		$0.25	4.64	307,666	307,666
June 1, 2028		Various	6.93	13,783,980	12,383,980
June 30, 2028		$3.00	7.01	1,000,000	500,000
June 30, 2028	$	Nil	7.01	100,000	100,000
				15,395,394	13,495,394

Expiry Date	Exercise price		Weighted average life to expiry (years)	Options Outstanding	Options Exercisable
January 18, 2021		$0.35	0.05	100,000	100,000
March 31, 2024		$0.75	3.25	63,748	63,748
May 16, 2021		$0.75	0.37	50,000	50,000
June 1, 2028		$0.75	7.42	11,875,000	11,520,250
June 30, 2028		$3.00	7.50	1,000,000	500,000
June 30, 2028	$	Nil	7.50	100,000	100,000
December 31, 2025		$0.75	5.00	220,000	220,000
December 31, 2025		$0.25	5.00	21,164	21,164
				13,429,912	12,575,162

Schedule of company estimated realization of vesting conditions
Vesting condition	Estimated date of completion	Exercise Price	Number of Options	Status as at December 31, 2020
Raise $10,000,000	March 1, 2019	$0.75	987,500	Forfeited
Complete Go Public transaction	June 1, 2019	$0.75	375,000	Forfeited
Raise $20,000,000	September 1, 2019	$0.75	1,481,500	Vested
Raise $30,000,000	March 1, 2020	$0.75	978,000	Vested
Raise $40,000,000	September 1, 2020	$0.75	862,500	Forfeited
Raise $40,000,000	December 31, 2020	$0.75	500,000	Vested
Raise $50,000,000	March 1, 2021	$0.75	115,500	Vested
			5,300,000

Schedule of weighted average assumptions
2021
Expected dividend yield	0.00%
Expected stock price volatility	89.44%
Risk-free interest rate	0.51%
Expected life of options (years)	3.73
Estimated per share fair value of the Company’s Common Shares	7.00
Tranche 1 and Tranche 2
Expected dividend yield	0.00%
Expected stock price volatility	90.98%
Risk-free interest rate	1.25%
Expected life of options (years)	7.25
Estimated per share fair value of the Company’s Common Shares	7.00
	Tranche 3	Tranche 4
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	91.23%	91.23%
Risk-free interest rate	0.82%	0.85%
Expected term (years)	5.22	5.35
Estimated per share fair value of the Company’s Common Shares	7.00	7.00

	2020	2019
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	100.00%	100.00%
Risk-free interest rate	0.53%	1.59%
Expected life of options (years)	7.38	2.00
Estimated per share fair value of the Company’s Common Shares	3.60	1.75